Income Taxes	6 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
INCOME TAXES

11. INCOME TAXES

The Company recorded a provision for income taxes of approximately $40,000 and $86,000 for the three and six months ended June 30, 2023, respectively, and $11,000 and $6,000 for the three and six months ended June 30, 2022, respectively. The effective tax rate was 1.3% for the three and six months ended June 30, 2023, and 4.3% and 0.8% for the three and six months ended June 30, 2022, respectively.

The tax provision for interim periods is determined using an estimate of the Company’s annual effective tax rate, adjusted for discrete items arising in that quarter. The Company’s effective tax rate differs from the U.S. statutory tax rate in the three and six months ended June 30, 2023 primarily due to changes in valuation allowances on deferred tax assets as it is more likely than not that some or all of the Company’s deferred tax assets will not be realized.

The Company evaluates its tax positions on a quarterly basis and revises its estimate accordingly. The Company recorded immaterial interest and penalties during the three and six months ended June 30, 2023.